Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

10.    INTANGIBLE ASSETS

Intangible assets are comprised of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players. The Company continues to develop new apps, therefore additional costs were capitalized during the nine month period ended September 30, 2023.

	Software	Customer Relationships	Tradename	Developed Technology	Total
Cost
At December 31, 2021	12,218,908	4,840,000	750,000	1,550,000	19,358,908
Additions	2,496,621	—	—	—	2,496,621
Impairments	—	(1,699,034)	(329,167)	(340,139)	(2,338,340)
At December 31, 2022	14,715,529	3,170,966	420,833	1,209,861	19,517,189
Additions	19,006	—	—	—	19,006
At September 30, 2023	14,734,535	3,170,966	420,833	1,209,861	19,536,195
Accumulated amortization
At December 31, 2021	9,582,355	345,714	—	258,333	10,186,402
Amortization	1,729,326	691,430	—	516,667	2,937,423
At December 31, 2022	11,311,681	1,037,144	—	775,000	13,123,825
Amortization	1,361,639	290,976	—	217,430	1,870,045
At September 30, 2023	12,673,320	1,328,120	—	992,430	14,993,870
Carrying amounts
At December 31, 2021	2,636,553	4,494,286	750,000	1,291,667	9,172,506
At December 31, 2022	3,403,848	2,133,822	420,833	434,861	6,393,364
At September 30, 2023	2,061,215	1,842,846	420,833	217,431	4,542,326

10.    INTANGIBLE ASSETS

Intangible assets are comprised of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players. The Company continues to develop new apps, therefore additional costs were capitalized during the years ended December 31, 2022 and 2021.

	Software	Customer Relationships	Tradename	Developed Technology	Total
Cost
At December 31, 2020	9,914,104	—	—	—	9,914,104
Foreign currency adjustment	(47,444)				(47,444)
Additions	2,352,248	4,840,000	750,000	1,550,000	9,492,248
At December 31, 2021	12,218,908	4,840,000	750,000	1,550,000	19,358,908
Additions	2,496,621	—	—	—	2,496,621
Impairments	—	(1,669,034)	(329,167)	(340,139)	(2,338,340)
At December 31, 2022	14,715,529	3,170,966	420,833	1,209,861	19,517,189
Accumulated amortization
At December 31, 2020	8,176,688	—	—	—	8,176,688
Amortization	1,405,667	345,714	—	258,333	2,009,714
At December 31, 2021	9,582,355	345,714	—	258,333	10,186,402
Amortization	1,729,326	691,430	—	516,667	2,937,423
At December 31, 2022	11,311,681	1,037,144	—	775,000	13,123,825
Carrying amounts
At December 31, 2020	1,737,416	—	—	—	1,737,416
At December 31, 2021	2,636,553	4,494,286	750,000	1,291,667	9,172,506
At December 31, 2022	3,403,848	2,133,822	420,833	434,861	6,393,364